Leases - Components of Net Investment in Sales - Type and Direct Financing Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Net Investment in Leases [Abstract]
Lease receivables	$ 12,324	$ 12,207
Unguaranteed residual values accruing to the lessor's benefit	1,834	1,877
Total net investment in sales-type and direct financing leases	$ 14,158	$ 14,084